Equity (Details) - USD ($)			12 Months Ended
	Apr. 04, 2023	Oct. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 25, 2023	Dec. 18, 2020
Equity [Line items]
Fair value of warrants			$ 368,454
Market value of underlying, per share (in Dollars per share)			$ 4.05
Risk free rate			4.50%
Exercise price of warrants (in Dollars per share)			$ 4.46
Volatility rate			183.50%
Expected future dividends
Capital contribution		$ 300,000	$ 2,100,000	$ 600,000	$ 2,500,000
After tax net income percentage			10.00%
Entity registered capital			50.00%
Statutory reserve			$ 4,900,000	6,000,000
After tax profit			10.00%
Registered capital			50.00%
Restricted statutory reserve				$ 88,200,000
Paid-in-capital			$ 87,100,000
Underwriter’s Warrants [Member]
Equity [Line items]
Common stock, shares issued (in Shares)						97,513
Aggregate shares (in Shares)			144,000
Ordinary Shares [Member]
Equity [Line items]
Common stock, shares authorized (in Shares)			50,000
Common stock, par or stated value per share (in Dollars per share)			$ 1
Class A Ordinary Share [Member]
Equity [Line items]
Common stock, shares authorized (in Shares)			400,000,000	400,000,000
Common stock, par or stated value per share (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares issued (in Shares)			40,617,513	40,617,513
Common stock, shares outstanding (in Shares)			40,617,513	40,617,513
Class A Ordinary Share [Member] | Underwriter’s Warrants [Member]
Equity [Line items]
Common stock, shares issued (in Shares)			40,617,513
Price per share (in Dollars per share)			$ 4.46
Common stock, shares outstanding (in Shares)			40,617,513
Class A Ordinary Share [Member] | Cayman Islands [Member]
Equity [Line items]
Common stock, shares authorized (in Shares)							400,000,000
Class B Ordinary Share [Member]
Equity [Line items]
Common stock, shares authorized (in Shares)			100,000,000	100,000,000
Common stock, par or stated value per share (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares issued (in Shares)			41,880,000	41,880,000
Common stock, shares outstanding (in Shares)			41,880,000	41,880,000
Class B Ordinary Share [Member] | Underwriter’s Warrants [Member]
Equity [Line items]
Common stock, shares issued (in Shares)			41,880,000
Common stock, shares outstanding (in Shares)			41,880,000
Class B Ordinary Share [Member] | Cayman Islands [Member]
Equity [Line items]
Common stock, shares authorized (in Shares)							100,000,000
Common stock, par or stated value per share (in Dollars per share)							$ 0.0001
IPO [Member]
Equity [Line items]
Aggregate gross proceeds	$ 9,600,000
Net proceeds	$ 8,500,000
IPO [Member] | Class A Ordinary Share [Member]
Equity [Line items]
Common stock, par or stated value per share (in Dollars per share)	$ 4
Common stock, shares issued (in Shares)	2,400,000